Subsequent events (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended					12 Months Ended
	Apr. 07, 2026 USD ($) shares	Mar. 06, 2026 shares	Oct. 20, 2025 USD ($)	Apr. 30, 2026 SGD ($) $ / shares shares	Nov. 30, 2025 $ / shares shares	Oct. 31, 2025 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Apr. 14, 2026 SGD ($)	Apr. 07, 2026 $ / shares	Dec. 31, 2024 $ / shares
Subsequent Event [Line Items]
Par value | $ / shares									$ 0.0002						$ 0.0002
Other expenses									$ 6,957	$ 8,945	$ 9,875	$ 4,289
Purchase Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds on private offering | $			$ 10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits | $													$ 14,500
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds | $	$ 14,900
Common Class A [Member]
Subsequent Event [Line Items]
Shares issued for services					1,350,000	1,350,000	107,555	1,500,000
Share issued price per shares | $ / shares					$ 0.4609	$ 0.5599	$ 4.40	$ 4.84	$ 0.5251
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of Class A Ordinary Shares, shares	605,000,000
Other expenses | $				$ 1,761,000
Common Class A [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Issuance of Class A Ordinary Shares, shares				2,072,230,000
Class of warrant or right, exercise price of warrants or rights | $ / shares				$ 0.85
Common Class A [Member] | Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of Class A Ordinary Shares, shares	37,250,000,000
Par value | $ / shares														$ 0.0002
Share issued price per shares | $ / shares														$ 0.40
Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of Class A Ordinary Shares, shares	3,500,000,000
Restricted Stock Units (RSUs) [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares issued for services		929,250,000
Consultant [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued for services		150,000,000